Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Mar. 31, 2013 Zipcar	Dec. 31, 2013 Zipcar	Mar. 31, 2013 Customer relationships	Aug. 31, 2013 BRAZIL	Dec. 31, 2013 BRAZIL	Jul. 31, 2013 Payless	Dec. 31, 2013 Payless	Jul. 31, 2013 License Agreement Terms [Member]	Dec. 31, 2012 Apex	Dec. 31, 2013 Apex Vehicle	Dec. 31, 2011 Avis Europe	Dec. 31, 2011 Avis Europe	Dec. 31, 2013 Avis Europe Licensee And Sub Licensee Agreements	Dec. 31, 2013 Avis Europe Customer relationships
Business Acquisition [Line Items]
Date of acquisition														Mar. 01, 2013			Aug. 01, 2013		Jul. 01, 2013		Oct. 01, 2012			Oct. 01, 2011
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net																							$ 976	$ 976
Business Combination, Consideration Transferred													473					46
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles													188					23
Other intangibles													112		76			16		7			254	254	188	66
Goodwill	691				375				691	375	353		269					27				16	290	290
Other intangibles, useful life, in years													8 years 0 months 0 days					15 years 0 months 0 days							20 years	12 years
Equity Method Investment, Ownership Percentage																50.00%
Payments to Acquire Equity Method Investments																53	47
Contingent consideration with an estimated acquisition date fair value																	13				26	9
Equity Method Investments	0				0				0	0							17
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net																	33
Rental cars																						4,000
Acquisition cash paid																					63
Business Combination, Contingent Consideration, Liability																						12
Trademarks																						21
Acquisition purchase price																							569	569
Repaid acquired indebtedness																								649
Loss on unfavorable master license agreement																								117
Net revenues									7,937	7,357	5,900												359
Net loss									16	290	(29)	[1]											223
Transition-related costs	14	10	19	8	13	11	4	6															213
Transaction-related costs									$ 51	$ 34	$ 255

[1]	As the Company incurred a net loss in 2011, all outstanding stock options, restricted stock units, stock warrants and issuable shares underlying the convertible debt have an anti-dilutive effect and therefore are excluded from the computation of diluted weighted average shares outstanding. Accordingly, basic and diluted weighted average shares outstanding are equal for such period.